Promissory Notes – Related Party (Details Narrative) - Globallink Investment Inc [Member] - USD ($)																3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 06, 2025	Dec. 09, 2024	Oct. 03, 2024	Aug. 14, 2024	Jun. 05, 2024	Apr. 04, 2024	Feb. 22, 2024	Jan. 25, 2024	Jan. 05, 2024	Dec. 08, 2023	Oct. 13, 2023	Jun. 02, 2023	Mar. 23, 2023	Mar. 03, 2023	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 24, 2025
Short-Term Debt [Line Items]
Interest expense																$ 62,137	$ 51,814	$ 33,395	$ 20,265	$ 128,811	$ 33,376	$ 188,203	$ 57,255
Promissory note - related party																	3,736,066			3,736,066		4,445,458	$ 1,757,255
Promissory note	$ 334,885	$ 2,000,000														334,885
Conversion price per share		$ 10.00
Debt discount, amortized	217,984															223,060
Debt discount, remaining amortized	662,672
Related Party [Member]
Short-Term Debt [Line Items]
Promissory note - related party																						4,445,458
Promissory notes	4,507,595															4,507,595						4,445,458
Other Affiliates [Member]
Short-Term Debt [Line Items]
Interest expense		$ 3,844,923
Promissory notes		880,656																						$ 60,191
Promissory note	334,885															334,885
Conversion price per share																								$ 10.00
Initial principal amount		4,491,025																						$ 390,000
Fair value, amount		3,610,369																						$ 329,809
Additional interest expense		$ 16,570
Debt discount, amortized	5,076
Debt discount, remaining amortized	324,733
Promissory Note 1 [member]
Short-Term Debt [Line Items]
Extension fees payment															$ 390,000
Promissory note bears interest percentage															6.00%
Borrowings	390,000															390,000	390,000			390,000		390,000
Promissory Note 2 [member]
Short-Term Debt [Line Items]
Extension fees payment														$ 250,000
Promissory note bears interest percentage														6.00%
Borrowings	250,000															250,000	250,000			250,000		250,000
Promissory notes														$ 250,000
Promissory Note 3 [member]
Short-Term Debt [Line Items]
Extension fees payment													$ 700,000
Promissory note bears interest percentage													6.00%
Borrowings	700,000															700,000	700,000			700,000		700,000
Promissory notes													$ 700,000
Promissory Note 4 [member]
Short-Term Debt [Line Items]
Extension fees payment												$ 250,000
Promissory note bears interest percentage												6.00%
Borrowings	250,000															250,000	250,000			250,000		250,000
Promissory notes												$ 250,000
Promissory Note 5 [member]
Short-Term Debt [Line Items]
Extension fees payment											$ 110,000
Promissory note bears interest percentage											6.00%
Borrowings	110,000															110,000	110,000			110,000		110,000
Promissory notes											$ 110,000
Promissory Note 6 [member]
Short-Term Debt [Line Items]
Extension fees payment										$ 250,000
Promissory note bears interest percentage										6.00%
Borrowings	250,000															250,000
Promissory notes										$ 250,000
Promissory Note 7 [member]
Short-Term Debt [Line Items]
Extension fees payment									$ 300,000
Promissory note bears interest percentage									6.00%
Borrowings																	300,000			300,000		300,000
Promissory notes									$ 300,000
Promissory Note 8 [member]
Short-Term Debt [Line Items]
Extension fees payment								$ 300,000
Promissory note bears interest percentage								6.00%
Borrowings	300,000															300,000	300,000			300,000		300,000
Promissory notes								$ 300,000
Promissory Note 9 [member]
Short-Term Debt [Line Items]
Extension fees payment							$ 300,000
Promissory note bears interest percentage							6.00%
Borrowings	300,000															300,000	300,000			300,000		300,000
Promissory notes							$ 300,000
Promissory Note 10 [member]
Short-Term Debt [Line Items]
Extension fees payment						$ 400,000
Promissory note bears interest percentage						6.00%
Borrowings	400,000															400,000	400,000			400,000		400,000
Promissory notes						$ 400,000
Promissory Note 11 [Member]
Short-Term Debt [Line Items]
Extension fees payment					$ 300,000
Promissory note bears interest percentage					6.00%
Borrowings	300,000															300,000	$ 300,000			$ 300,000		300,000
Promissory notes					$ 300,000
Promissory Note 12 [Member]
Short-Term Debt [Line Items]
Extension fees payment				$ 300,000
Promissory note bears interest percentage				6.00%
Borrowings	300,000															300,000						300,000
Promissory notes				$ 300,000
Promissory Note 13 [Member]
Short-Term Debt [Line Items]
Extension fees payment			$ 350,000
Promissory note bears interest percentage			6.00%
Borrowings	$ 350,000															$ 350,000						$ 350,000
Promissory notes			$ 350,000